Property and equipment, net	12 Months Ended
Dec. 31, 2012
Property and equipment, net [Abstract]
Property and equipment, net

5. Property and equipment, net

Property and equipment consisted of the following:

	December 31, 2011	December 31, 2012
	US$	US$
Buildings and improvements	1,126,014	-
Vehicles	3,205,983	3,077,924
Furniture and fixtures	2,720,664	2,946,681

Total	7,052,661	6,024,605

Accumulated depreciation	(4,072,125)	(4,448,459)

Property and equipment, net	2,980,536	1,576,146

Depreciation expense for the year ended December 31, 2012 amounted to US$533,616 (2010: US$1,138,887; 2011: US$888,314).